BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2020
BASIS OF PREPARATION
BASIS OF PREPARATION

2.           BASIS OF PREPARATION

Statement of compliance and basis of presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board ("IASB").

These consolidated financial statements have been prepared on a historical cost basis except for financial instruments classified as fair value through profit or loss (“FVTPL”), which are stated at their fair value.

Management is actively managing the effects of an outbreak of the novel coronavirus (“COVID-19”) at its Brucejack Mine subsequent to year end, including the impact on the Company’s operations and its liquidity. The impact of the outbreak of COVID-19 is uncertain, and COVID-19 could have a significant impact on production, financial results and liquidity if the Company or its suppliers or customers are not able to maintain operations. As at December 31, 2020, the Company has available liquidity of  $335,104 which includes cash and cash equivalents of  $174,753 and the undrawn portion of the revolving facility of $160,351.  Refer to note 23 for further discussion about the COVID-19 outbreak.

These consolidated financial statements were authorized for issue by the Board of Directors on February 25, 2021.